Cost of Revenues - Schedule of Cost of Revenues (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cost of Revenue [Abstract]
Content-related costs		¥ 633,042	$ 90,931	¥ 441,459	¥ 390,885
Depreciation and amortization		31,169	4,477	41,600	41,579
Bandwidth and internet data center		106,146	15,247	105,313	89,889
VAT and surcharges	[1]	189,935	27,282	231,916	484,811
Cost of sales	[1]				351,521
Cost of revenues	[2]	¥ 960,292	$ 137,937	¥ 820,288	¥ 1,358,685

[1]	Due to adoption of the new revenue standard, the operating results for the years ended December 31, 2018 and 2019 were presented on a net basis, with the net revenues and cost of revenues excluding VAT, while those for the year ended December 31, 2017 have not been restated and were presented on a gross basis with the net revenues and cost of revenues including VAT.
[2]	Write-down of inventories and prepayment for vehicle purchase cost of RMB1,483, nil and nil was included in cost of sales for the years ended December 31, 2017, 2018 and 2019, respectively.